Reverse Recapitalization - Schedule of Reverse Recapitalization (Details) - Reverse Recapitalization [Member] - USD ($)		12 Months Ended
	Mar. 11, 2024	Mar. 11, 2024
Schedule of Reverse Recapitalization [Line Items]
Funds held in Lakeshore’s trust account	$ 15,067,702	$ 15,067,702
Funds held in Lakeshore’s operating cash account	198	198
Less: amount paid to redeem public shares of Lakeshore’s ordinary shares	(13,947,723)	(13,947,723)
Proceeds from the reverse recapitalization	1,120,177	1,120,177
Less: payments of transaction costs incurred by Lakeshore	(1,044,980)	(1,044,980)
Less: repayments of promissory note – related party of Lakeshore’	(75,000)	(75,000)
Less: notes assumed from Lakeshore	(555,000)	(555,000)
Less: liability assumed from Lakeshore	(1,547,814)	(1,547,814)
Less: transaction costs paid by NMI	(1,230,857)	(1,230,857)
Add: receivable assumed from Lakeshore	500,000	500,000
Net liabilities assumed from issuance of common stock upon the Merger, balance classified to retained deficit	$ (2,833,474)	$ (2,833,474)